UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	61.8%
Emerging Markets Bonds	28.8%
Investment Grade Corporates	21.3%
Collateralized Loan Obligations	2.1%
Commercial Mortgage-Backed Securities	1.9%
Asset-Backed Securities	0.7%
Municipal Bonds	0.5%
Non-U.S. Government Bonds	(11.1)%
U.S. Treasury Securities	(20.7)%
Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	8.4 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	3.4%
AA	5.7%
A	7.0%
BBB	24.9%
BB	41.0%
B	29.9%
CCC	7.2%
CC	0.1%
C (o)	0.0%
D (o)	0.0%
U.S. Government	4.2%
Not Rated	(38.1)%
Non-Fixed Income	0.8%
Cash & Cash Equivalents (Less Liabilities) (b)	(25.8)%
Other	39.7%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018; Portfolio Manager of Man GLG from 2014 to 2018.
Henry Peabody	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2019; Portfolio Manager and Analyst at Eaton Vance Management from 2014 to 2019.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 122.4%
Aerospace & Defense – 1.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$314,000	$ 304,580
Bombardier, Inc., 7.125%, 6/15/2026 (n)		332,000	305,440
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	710,412
Moog, Inc., 4.25%, 12/15/2027 (n)		860,000	800,875
Raytheon Technologies Corp., 2.82%, 9/01/2051		620,000	458,800
TransDigm, Inc., 6.25%, 3/15/2026 (n)		675,000	671,625
TransDigm, Inc., 6.375%, 6/15/2026		570,000	562,847
TransDigm, Inc., 5.5%, 11/15/2027		535,000	490,590
TransDigm, Inc., 4.625%, 1/15/2029		493,000	428,999
			$ 4,734,168
Airlines – 0.2%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	520,000	$ 488,170
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$424,000	$ 360,679
Asset-Backed & Securitized – 4.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)		$3,753,392	$ 249,469
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)		387,000	381,848
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	98,728
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	458,245
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.267% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	597,386
AREIT 2022-CRE6 Trust, “D”, FLR, 3.125% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		126,000	123,511
Bayview Financial Revolving Mortgage Loan Trust, FLR, 2.349% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		539,115	607,607
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.625%, 4/15/2053 (i)		993,245	85,849
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)		995,806	83,590
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.758%, 2/15/2054 (i)		6,607,106	697,484
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)		4,051,905	323,727
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.271%, 3/15/2054 (i)		2,045,293	147,496
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		7,106,270	405,994
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)		7,148,917	592,638
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	99,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	$309,187	$ 294,974
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	80,711	74,393
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	144,813	139,788
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	426,018
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	92,050	85,707
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	3,624,436	183,788
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	3,372,294	34
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	2,500,000	2,452,115
Lehman Brothers Commercial Conduit Mortgage Trust, 1.073%, 2/18/2030 (i)	20,977	1
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	938,000	920,837
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	464,500	452,986
MF1 2020-FL3 Ltd., “AS”, FLR, 3.473% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	571,500	572,052
MF1 2021-FL5 Ltd., “C”, FLR, 2.323% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	401,500	395,742
MF1 2021-FL5 Ltd., “D”, FLR, 3.123% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	745,000	733,005
MF1 2021-FL6 Ltd., “B”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,000,000	974,256
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.422%, 5/15/2054 (i)	1,825,399	149,105
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)	2,783,775	206,424
PFP III 2021-7 Ltd., “B”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	163,992	159,605
PFP III 2021-7 Ltd., “C”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	199,990	196,366
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	153,869	154,055
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	340,000	337,018
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.677%, 4/15/2054 (i)	2,325,441	225,117
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.679%, 8/15/2054 (i)	1,992,173	204,619
		$ 14,290,679

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – 2.4%
Clarios Global LP/Clarios U.S. Finance Cois, 8.5%, 5/15/2027 (n)		$930,000	$ 929,424
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		377,000	344,548
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		163,000	136,043
Dana, Inc., 5.375%, 11/15/2027		513,000	484,785
Dana, Inc., 5.625%, 6/15/2028		176,000	167,860
Dana, Inc., 4.25%, 9/01/2030		325,000	278,590
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		495,000	405,900
Ford Motor Co., 5.113%, 5/03/2029		480,000	454,800
Ford Motor Co., 4.75%, 1/15/2043		535,000	430,675
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		725,000	696,000
Hyundai Capital America, 2%, 6/15/2028 (n)		325,000	279,904
Hyundai Capital America, 6.375%, 4/08/2030 (n)		479,000	524,868
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		720,000	703,800
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		490,000	397,415
RENK AG, 5.75%, 7/15/2025	EUR	240,000	250,150
Stellantis N.V., 2.75%, 4/01/2032		330,000	329,818
Volkswagen International Finance N.V., 4.375% to 3/28/2031, FLR (EUR Swap Rate - 9yr. + 3.36%) to 3/28/2032, FLR (EUR Swap Rate - 9yr. + 3.61%) to 3/28/2051, FLR (EUR Swap Rate - 9yr. + 4.11%) to 3/28/2071		400,000	387,694
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$445,000	338,200
			$ 7,540,474
Broadcasting – 2.2%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$714,000	$ 648,848
Discovery, Inc., 4.125%, 5/15/2029		219,000	209,228
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		885,000	762,835
iHeartCommunications, Inc., 8.375%, 5/01/2027		170,000	168,300
Magallanes, Inc., 4.279%, 3/15/2032 (n)		591,000	548,977
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	133,955
Prosus N.V., 2.085%, 1/19/2030		300,000	261,739
Prosus N.V., 3.68%, 1/21/2030 (n)		$481,000	405,598
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	256,475
Prosus N.V., 3.832%, 2/08/2051 (n)		290,000	191,856
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		535,000	510,925
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		565,000	542,513
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	216,642
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		500,000	479,911
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$787,000	706,333
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,192,000	1,066,840
			$ 7,110,975

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.6%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$495,000	$ 460,969
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		894,000	880,769
Intercontinental Exchange, Inc., 3%, 9/15/2060		342,000	246,344
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	181,407
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	487,124
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		1,105,000	1,048,369
LPL Holdings, Inc., 4%, 3/15/2029 (n)		611,000	556,010
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		445,000	406,285
NFP Corp., 4.875%, 8/15/2028 (n)		545,000	495,950
NFP Corp., 6.875%, 8/15/2028 (n)		559,000	496,699
			$ 5,259,926
Building – 2.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,490,000	$ 1,389,425
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		165,000	134,269
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		865,000	766,606
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	399,753
Imerys S.A., 1%, 7/15/2031	EUR	400,000	346,397
Interface, Inc., 5.5%, 12/01/2028 (n)		$760,000	688,583
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		425,000	367,625
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		496,000	487,320
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		350,000	268,661
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		715,000	722,150
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		555,000	532,800
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		600,000	529,488
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		326,000	299,920
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		855,000	712,946
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		165,000	131,779
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	521,816
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		480,000	439,800
			$ 8,739,338
Business Services – 2.1%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	435,000	$ 367,341
Euronet Worldwide, Inc., 1.375%, 5/22/2026		420,000	416,289
Experian Europe DAC Co., 1.56%, 5/16/2031		100,000	99,332
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	269,413
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		780,000	712,725
IPD 3 B.V., 5.5%, 12/01/2025	EUR	240,000	248,012
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		$375,000	357,199
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		495,000	472,725
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		445,000	420,547
Paysafe Finance PLC, 4%, 6/15/2029 (z)		670,000	546,050
Switch Ltd., 3.75%, 9/15/2028 (n)		896,000	840,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Switch Ltd., 4.125%, 6/15/2029 (n)		$255,000	$ 243,525
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	697,151
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		530,000	545,900
Visa, Inc., 4.15%, 12/14/2035		465,000	469,948
			$ 6,706,157
Cable TV – 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		$450,000	$ 438,651
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		1,876,000	1,676,675
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,150,000	1,003,375
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,170,000	986,076
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		295,000	234,525
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	365,576
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		271,000	222,021
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	183,627
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,300,000	1,079,000
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		530,000	437,250
DISH DBS Corp., 7.75%, 7/01/2026		285,000	268,090
DISH DBS Corp., 5.25%, 12/01/2026 (n)		540,000	495,801
DISH DBS Corp., 5.125%, 6/01/2029		465,000	363,216
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	711,543
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	200,267
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		830,000	700,943
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		860,000	777,225
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,410,000	1,355,941
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,146,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	173,609
United Group B.V., 4.875%, 7/01/2024	EUR	250,000	254,957
Videotron Ltd., 5.125%, 4/15/2027 (n)		$395,000	387,100
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		815,000	709,050
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,220,000	1,108,321
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	1,058,350
			$ 16,337,189
Chemicals – 2.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$ 339,000
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		562,000	533,900
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,010,000	873,882
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		536,000	495,800
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		874,000	781,137
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		605,000	530,888
Ingevity Corp., 3.875%, 11/01/2028 (n)		876,000	784,020

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		$450,000	$ 391,500
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		210,000	185,325
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	600,878
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	522,455
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	540,000
			$ 6,578,785
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$420,000	$ 394,800
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		170,000	151,300
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		785,000	691,805
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		615,000	571,950
Microsoft Corp., 2.525%, 6/01/2050		529,000	396,638
Microsoft Corp., 2.675%, 6/01/2060		61,000	44,687
Microsoft Corp., 3.041%, 3/17/2062		293,000	232,771
PTC, Inc., 3.625%, 2/15/2025 (n)		310,000	300,312
PTC, Inc., 4%, 2/15/2028 (n)		580,000	537,550
VeriSign, Inc., 4.75%, 7/15/2027		405,000	406,861
			$ 3,728,674
Computer Software - Systems – 1.2%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$ 279,330
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,455,000	1,462,275
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	51,163
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		975,000	955,539
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		835,000	751,275
Virtusa Corp., 7.125%, 12/15/2028 (n)		425,000	382,500
			$ 3,882,082
Conglomerates – 2.1%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$775,000	$ 769,188
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		220,000	204,050
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,187,000	1,097,975
Carrier Global Corp., 3.577%, 4/05/2050		342,000	274,333
Gates Global LLC, 6.25%, 1/15/2026 (n)		585,000	570,375
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		60,000	61,950
Griffon Corp., 5.75%, 3/01/2028		839,000	748,808
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	537,075
Highland Holdings S.á r.l. Co., 0.318%, 12/15/2026	EUR	144,000	140,354
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$663,000	540,345
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		490,000	491,225
TriMas Corp., 4.125%, 4/15/2029 (n)		1,358,000	1,212,015
			$ 6,647,693

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.8%
Empire Communities Corp., 7%, 12/15/2025 (n)		$520,000	$ 492,700
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		230,000	215,050
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		645,000	548,788
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		590,000	576,725
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		659,000	582,078
			$ 2,415,341
Consumer Products – 1.1%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	130,000	$ 131,188
JAB Holdings B.V., 2.25%, 12/19/2039		600,000	506,862
L'Oréal S.A., 0.875%, 6/29/2026		300,000	312,402
Mattel, Inc., 3.375%, 4/01/2026 (n)		$570,000	554,325
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	349,866
Mattel, Inc., 5.45%, 11/01/2041		220,000	220,825
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	622,250
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		120,000	101,730
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	380,766
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		555,000	428,738
			$ 3,608,952
Consumer Services – 2.7%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	460,000	$ 521,769
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$228,000	220,348
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		590,000	572,651
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	331,000
ANGI Group LLC, 3.875%, 8/15/2028 (n)		817,000	646,966
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		650,000	565,500
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,167,000	1,035,584
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		436,000	428,370
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	45,755
Match Group, Inc., 5%, 12/15/2027 (n)		445,000	433,875
Match Group, Inc., 4.625%, 6/01/2028 (n)		965,000	899,544
Match Group, Inc., 4.125%, 8/01/2030 (n)		270,000	241,312
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		470,000	393,987
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	340,280
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		753,000	578,693
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,037,000	939,781
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		484,000	470,690
			$ 8,666,105

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 1.6%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$220,000	$ 184,800
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		375,000	327,187
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		865,000	741,331
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	807,225
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	1,009,925
Crown Americas LLC, 5.25%, 4/01/2030 (n)		555,000	550,144
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	992,554
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		240,000	239,100
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		440,000	434,500
			$ 5,286,766
Electrical Equipment – 0.5%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$1,040,000	$ 816,400
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	510,000	473,834
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		420,000	361,198
			$ 1,651,432
Electronics – 1.5%
Broadcom, Inc., 4.15%, 11/15/2030		$86,000	$ 81,476
Broadcom, Inc., 3.469%, 4/15/2034 (n)		197,000	167,212
Broadcom, Inc., 3.137%, 11/15/2035 (n)		363,000	293,203
Broadcom, Inc., 3.187%, 11/15/2036 (n)		10,000	7,895
Broadcom, Inc., 4.926%, 5/15/2037 (n)		114,000	106,573
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		250,000	164,298
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		309,000	273,465
Entegris, Inc., 4.375%, 4/15/2028 (n)		285,000	264,338
Entegris, Inc., 3.625%, 5/01/2029 (n)		387,000	340,452
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		598,000	544,823
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		670,000	677,537
Sensata Technologies B.V., 5%, 10/01/2025 (n)		655,000	650,088
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		625,000	568,556
Synaptics, Inc., 4%, 6/15/2029 (n)		655,000	577,461
			$ 4,717,377
Emerging Market Quasi-Sovereign – 7.8%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$ 1,082,761
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	955,696
CEZ A.S. (Czech Republic), 2.462%, 4/06/2027	EUR	190,000	197,626
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$1,050,000	985,958

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		$964,000	$ 972,496
Emirates Development Bank PJSC, 1.639%, 6/15/2026		800,000	738,000
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		423,000	401,884
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	765,764
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,034,000	1,029,248
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,037,175
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,311,675
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	435,000	426,924
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		660,000	676,827
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$380,000	282,150
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	580,027
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	682,655
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	902,500
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		508,000	497,401
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	1,021,067
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		660,000	589,875
MDGH - GMTN RSC Ltd. (United Arab Emirates), 1%, 3/10/2034	EUR	410,000	387,005
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		$869,000	243,320
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	359,013
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	463,656
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	332,244
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	867,569
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	781,544
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,151,102
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		376,000	357,092
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	971,730
Qatar Petroleum, 2.25%, 7/12/2031		544,000	474,640
Qatar Petroleum, 3.125%, 7/12/2041		355,000	296,510
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	521,291
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,367,000	1,456,478
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,242,778
			$ 25,043,681

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 10.3%
Arab Republic of Egypt, 6.588%, 2/21/2028		$1,087,000	$ 902,914
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,011,000	801,623
Arab Republic of Egypt, 7.903%, 2/21/2048		$1,120,000	765,184
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	698,072
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	1,693,122
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	831,091
Federative Republic of Brazil, 10%, 1/01/2023	BRL	13,499,000	2,679,058
Kingdom of Morocco, 1.375%, 3/30/2026	EUR	758,000	742,077
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	354,498
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	40,000,000	873,867
People's Republic of China, 2.68%, 5/21/2030	CNY	24,000,000	3,585,717
Republic of Angola, 8.25%, 5/09/2028		$491,000	471,065
Republic of Argentina, 1.125%, 7/09/2035		1,047,289	298,844
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	692,832
Republic of Chile, 3.1%, 1/22/2061		$672,000	464,090
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,084,692
Republic of Ghana, 8.125%, 3/26/2032 (n)		$593,000	362,738
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,592,000	1,519,950
Republic of Hungary, 7.625%, 3/29/2041		488,000	613,868
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	666,126
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	947,040
Republic of Peru, 1.95%, 11/17/2036	EUR	664,000	553,677
Republic of Philippines, 3.556%, 9/29/2032		$327,000	311,667
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,011,000	1,021,181
Republic of Romania, 2.124%, 7/16/2031 (n)		1,200,000	1,000,093
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	546,262
Republic of South Africa, 8.25%, 3/31/2032	ZAR	40,000,000	2,204,844
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		$668,000	301,435
Republic of Turkey, 4.75%, 1/26/2026		521,000	469,452
State of Qatar, 4%, 3/14/2029 (n)		533,000	546,328
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,507,657
State of Qatar, 4.4%, 4/16/2050		203,000	205,567
Sultanate of Oman, 6%, 8/01/2029		750,000	758,157
Sultanate of Oman, 7%, 1/25/2051		600,000	576,300
United Mexican States, 2.659%, 5/24/2031		1,021,000	855,516
United Mexican States, 4.75%, 4/27/2032		736,000	719,727
United Mexican States, 3.771%, 5/24/2061		753,000	527,040
			$ 33,153,371
Energy - Independent – 3.5%
Antero Resources Corp., 7.625%, 2/01/2029 (n)		$335,000	$ 354,966
Callon Petroleum Co., 6.125%, 10/01/2024		330,000	325,796
Callon Petroleum Co., 8%, 8/01/2028 (n)		220,000	227,550

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
CNX Resources Corp., 6%, 1/15/2029 (n)		$559,000	$ 551,493
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		760,000	768,497
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		455,000	445,268
Diamondback Energy, Inc., 4.4%, 3/24/2051		530,000	475,861
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		430,000	431,075
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	784,242
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,257,300
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	465,879
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		335,000	307,192
Occidental Petroleum Corp., 5.875%, 9/01/2025		575,000	590,565
Occidental Petroleum Corp., 6.625%, 9/01/2030		998,000	1,081,582
Occidental Petroleum Corp., 6.6%, 3/15/2046		405,000	441,450
SM Energy Co., 5.625%, 6/01/2025		340,000	332,350
SM Energy Co., 6.5%, 7/15/2028		370,000	364,764
Southwestern Energy Co., 5.95%, 1/23/2025		44,800	45,444
Southwestern Energy Co., 8.375%, 9/15/2028		310,000	335,188
Southwestern Energy Co., 5.375%, 3/15/2030		350,000	345,573
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	382,065
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	928,002
			$ 11,242,102
Energy - Integrated – 0.7%
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	510,000	$ 500,343
Cenovus Energy, Inc., 2.65%, 1/15/2032		$428,000	364,339
Eni S.p.A., 4.25%, 5/09/2029 (n)		379,000	375,581
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	700,000	734,758
MOL PLC, 1.5%, 10/08/2027		190,000	179,787
			$ 2,154,808
Entertainment – 2.2%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)		$230,000	$ 192,641
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		1,465,000	1,433,869
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		545,000	493,506
Carnival Corp. PLC, 6%, 5/01/2029 (n)		165,000	148,088
Life Time, Inc., 5.75%, 1/15/2026 (n)		570,000	553,071
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		507,000	500,662
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		450,000	412,875
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		400,000	372,000
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		410,000	378,762
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		592,000	535,875
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		275,000	252,710

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		$1,030,000	$ 939,875
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		695,000	632,394
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		325,000	275,324
			$ 7,121,652
Financial Institutions – 4.0%
Adler Group S.A., 2.25%, 4/27/2027	EUR	200,000	$ 137,278
Adler Group S.A., 2.25%, 1/14/2029		400,000	271,995
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$1,230,000	1,152,705
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		182,000	151,429
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	115,927
Air Lease Corp., 2.875%, 1/15/2032		486,000	400,732
Atrium European Real Estate Ltd., 3.625% to 11/4/2026, FLR (EUR Swap Rate - 5yr. + 3.625%) to 11/04/2031, FLR (EUR Swap Rate - 5yr. + 4.625%) to 5/04/2170	EUR	250,000	207,034
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		$406,405	337,385
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	644,753
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	349,562
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)		309,000	265,726
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		635,000	627,386
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	500,000	461,176
CTP N.V., 0.942%, 1/20/2026		360,000	343,977
CTP N.V., 1.5%, 9/27/2031		550,000	455,583
EXOR N.V., 0.875%, 1/19/2031		275,000	244,773
Garfunkelux Holdco 3 S.A., 6.75%, 11/01/2025		240,000	247,175
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,713,509	1,477,867
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		875,000	787,836
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	365,405
Logicor Financing S.à r.l., 0.875%, 1/14/2031		175,000	144,654
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$730,000	708,100
OneMain Finance Corp., 6.875%, 3/15/2025		395,000	396,975
OneMain Finance Corp., 8.875%, 6/01/2025		359,000	376,771
OneMain Finance Corp., 7.125%, 3/15/2026		285,000	288,563
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	500,000	487,626
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$755,000	645,525
Samhallsbyggnadsbolaget i Norden AB, 2.625% to 3/14/2026, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2031, FLR (EUR Swap Rate - 5yr. + 3.227%) to 3/14/2170	EUR	200,000	174,067

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
VGP N.V., 1.5%, 4/08/2029	EUR	500,000	$ 433,263
Vonovia SE, 2.375%, 3/25/2032		100,000	100,072
Vonovia SE, 1.625%, 9/01/2051		200,000	137,606
			$ 12,938,926
Food & Beverages – 3.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$209,000	$ 199,636
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	353,213
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		1,304,000	1,327,954
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	424,478
BellRing Brands, Inc., 7%, 3/15/2030 (n)		420,000	410,550
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	656,498
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	585,409
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	325,853
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	200,000	200,192
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		$1,000,000	853,450
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		605,000	624,669
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	240,300
Kraft Heinz Foods Co., 3.875%, 5/15/2027		505,000	493,828
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		1,200,000	1,070,856
Performance Food Group Co., 5.5%, 10/15/2027 (n)		860,000	834,565
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		624,000	589,992
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		915,000	782,325
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		807,000	702,425
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	637,623
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		825,000	762,052
			$ 12,075,868
Gaming & Lodging – 5.1%
Boyd Gaming Corp., 4.75%, 12/01/2027		$400,000	$ 378,056
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		280,000	253,204
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		450,000	385,875
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)		442,000	451,392
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		610,000	637,450
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		419,000	417,953
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		970,000	878,839
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		1,202,000	1,017,938
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	350,000	426,808
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$1,040,000	980,740
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	233,535
Las Vegas Sands Corp., 3.9%, 8/08/2029		449,000	385,981
Marriott International, Inc., 2.85%, 4/15/2031		282,000	242,528
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		675,000	594,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		$205,000	$ 191,946
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		370,000	326,525
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		245,000	205,800
MGM Growth Properties LLC, 5.75%, 2/01/2027		275,000	283,250
MGM Resorts International Co., 4.75%, 10/15/2028		551,000	506,121
Scientific Games Corp., 8.625%, 7/01/2025 (n)		170,000	178,075
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)		389,000	369,550
Scientific Games International, Inc., 7%, 5/15/2028 (n)		470,000	481,180
VICI Properties LP / VICI Note Co., Inc., 4.625%, 6/15/2025 (n)		675,000	671,625
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)		645,000	611,221
VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/2029 (n)		388,000	368,600
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)		165,000	148,231
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		790,000	728,538
VICI Properties LP, REIT, 4.95%, 2/15/2030		716,000	710,591
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		1,048,000	976,778
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		330,000	303,491
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		400,000	357,152
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		395,000	338,713
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,104,000	880,440
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		385,000	337,114
			$ 16,259,240
Industrial – 1.3%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$240,000	$ 226,200
APi Escrow Corp., 4.75%, 10/15/2029 (n)		780,000	702,000
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	351,581
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	1,005,000
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		445,000	406,062
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	715,438
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		860,000	813,947
			$ 4,220,228
Insurance – 0.5%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	270,000	$ 246,674
Argentum Netherlands B.V., 5.125%, 6/01/2048		$290,000	290,725
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	392,000	451,057
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$109,000	98,571

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	100,000	$ 92,865
Zurich Finance (Ireland) DAC, 3% to 4/19/2031, FLR (CMT - 5yr. + 2.777%) to 4/19/2051		$360,000	304,200
			$ 1,484,092
Insurance - Health – 0.3%
Centene Corp., 3%, 10/15/2030		$540,000	$ 469,800
UnitedHealth Group, Inc., 4.625%, 7/15/2035		509,000	521,320
			$ 991,120
Insurance - Property & Casualty – 1.0%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,025,000	$ 969,271
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		107,000	92,544
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		475,000	417,744
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		215,000	214,184
Hub International Ltd., 5.625%, 12/01/2029 (n)		469,000	430,307
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		316,000	273,730
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	366,997
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$544,000	496,144
			$ 3,260,921
International Market Quasi-Sovereign – 0.8%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$376,000	$ 311,290
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049	EUR	400,000	355,688
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		400,000	373,980
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	300,000	355,037
ESB Finance DAC, 1%, 7/19/2034	EUR	400,000	370,083
Islandsbanki, 0.75%, 3/25/2025		340,000	343,395
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	368,469
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	181,041
			$ 2,658,983
International Market Sovereign – 2.1%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	4,127,000	$ 2,006,032
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	212,113
Government of New Zealand , 2%, 5/15/2032	NZD	6,000,000	3,340,708

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Iceland, 6.5%, 1/24/2031	ISK	122,000,000	$ 1,015,110
			$ 6,573,963
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$ 347,468
Province of British Columbia, 2.95%, 6/18/2050		315,000	211,154
			$ 558,622
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$255,000	$ 237,058
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)		725,000	725,000
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	531,000	471,166
Terex Corp., 5%, 5/15/2029 (n)		$835,000	767,315
			$ 2,200,539
Major Banks – 2.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$563,000	$ 463,416
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170	EUR	400,000	361,105
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031		230,000	209,097
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$721,000	618,538
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	300,000	296,556
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$688,000	575,645
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		250,000	209,077
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		506,000	418,182
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		399,000	330,653
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	278,284
JPMorgan Chase & Co., 1.963% to 3/23/2029, FLR (EURIBOR - 3mo. + 1.13%) to 3/23/2030	EUR	380,000	389,106
JPMorgan Chase & Co., 4.26%, 2/22/2048		$300,000	278,625
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		902,000	811,088
NatWest Group PLC, 3.619% to 3/29/2028, FLR (GBP Swap Rate - 5yr. + 2.1%) to 3/29/2029	GBP	180,000	223,380
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	300,000	277,085
Toronto Dominion Bank, 1.952%, 4/08/2030		280,000	284,125

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$749,000	$ 628,789
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	392,631
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		410,000	395,810
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	470,000	513,346
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$508,000	461,570
			$ 8,416,108
Medical & Health Technology & Services – 4.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$ 680,850
Alcon, Inc., 3.8%, 9/23/2049 (n)		200,000	163,732
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		914,000	869,479
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	160,000	125,189
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,320,000	1,145,417
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,614,000	1,460,670
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		385,000	398,845
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		1,155,000	949,987
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		170,000	149,031
DaVita, Inc., 4.625%, 6/01/2030 (n)		475,000	413,250
DaVita, Inc., 3.75%, 2/15/2031 (n)		632,000	515,080
Encompass Health Corp., 5.75%, 9/15/2025		235,000	239,113
HCA, Inc., 5.875%, 2/15/2026		570,000	590,235
HCA, Inc., 5.25%, 6/15/2026		471,000	485,394
HCA, Inc., 5.125%, 6/15/2039		287,000	276,357
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		835,000	830,825
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		965,000	956,141
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		115,000	106,375
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	234,696
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	244,674
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		470,000	482,958
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		910,000	805,031
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		995,000	955,150
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	210,000	190,647
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		170,000	141,644
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$519,000	457,366
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		530,000	514,762
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		490,000	422,625
			$ 14,805,523

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.3%
American Medical Systems Europe B.V., 1.875%, 3/08/2034	EUR	110,000	$ 106,192
Teleflex, Inc., 4.625%, 11/15/2027		$950,000	931,000
			$ 1,037,192
Metals & Mining – 3.0%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$ 388,885
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		790,000	802,838
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		730,000	585,825
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		675,000	683,350
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		540,000	522,450
Ero Copper Corp., 6.5%, 2/15/2030 (n)		295,000	264,706
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		400,000	401,000
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		463,000	465,315
First Quantum Minerals Ltd., 6.875%, 10/15/2027		600,000	603,000
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		920,000	814,126
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		465,000	397,231
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		596,000	543,999
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,297,000	1,189,997
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		400,000	345,000
Novelis Corp., 3.25%, 11/15/2026 (n)		386,000	352,206
Novelis Corp., 4.75%, 1/30/2030 (n)		645,000	593,226
Novelis Corp., 3.875%, 8/15/2031 (n)		338,000	289,835
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		308,587	324,788
			$ 9,567,777
Midstream – 4.5%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$457,000	$ 442,742
Cheniere Energy Partners LP, 4.5%, 10/01/2029		465,000	445,237
Cheniere Energy Partners LP, 4%, 3/01/2031		975,000	882,477
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		583,000	530,530
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		908,000	813,459
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	425,150
Enterprise Products Partners LP, 3.125%, 7/31/2029		$328,000	304,204
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		176,000	174,425
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		60,000	60,600
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,357,000	1,295,935
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		525,000	472,615
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		506,373	445,227
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		271,500	253,174
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		467,672	456,448
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		320,000	312,000
Peru LNG, 5.375%, 3/22/2030		1,047,000	900,420

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		$744,000	$ 677,748
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	291,469
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	503,061
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,000,000	932,160
Targa Resources Corp., 4.2%, 2/01/2033		48,000	45,493
Targa Resources Corp., 4.95%, 4/15/2052		290,000	264,864
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		925,000	975,551
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		718,000	690,177
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032		265,000	240,313
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		545,000	497,312
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		595,000	539,962
Western Midstream Operating LP, 4.55%, 2/01/2030		299,000	274,688
Western Midstream Operation LP, 4.65%, 7/01/2026		220,000	216,975
Western Midstream Operation LP, 5.5%, 8/15/2048		180,000	160,200
			$ 14,524,616
Municipals – 0.5%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037		$565,000	$ 494,063
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), Taxable, 3.384%, 12/01/2040		605,000	533,987
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	213,294
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev., Taxable (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		95,000	97,375
State of Florida, Taxable, “A”, 2.154%, 7/01/2030		364,000	318,693
			$ 1,657,412
Natural Gas - Distribution – 0.1%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$ 468,770
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	340,000	$ 315,840
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	390,000	401,298
			$ 717,138

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.6%
AT&T, Inc., 3.5%, 9/15/2053		$348,000	$ 272,451
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	807,030
Verizon Communications, Inc., 2.1%, 3/22/2028		273,000	244,482
Verizon Communications, Inc., 2.55%, 3/21/2031		637,000	554,516
			$ 1,878,479
Oil Services – 0.4%
MV24 Capital B.V., 6.748%, 6/01/2034		$903,070	$ 855,794
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		370,000	379,250
			$ 1,235,044
Oils – 1.2%
Neste Oyj, 0.75%, 3/25/2028	EUR	600,000	$ 577,619
Parkland Corp., 4.625%, 5/01/2030 (n)		$990,000	866,250
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		425,000	410,359
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		340,000	299,200
Puma International Financing S.A., 5%, 1/24/2026		1,338,000	1,247,685
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	328,116
Valero Energy Corp., 2.8%, 12/01/2031		122,000	105,464
			$ 3,834,693
Other Banks & Diversified Financials – 2.3%
AIB Group PLC, 2.25%, 4/04/2028	EUR	250,000	$ 257,070
Alpha Bank, 4.25%, 2/13/2030		490,000	468,955
Bangkok Bank (Hong Kong), 4.05%, 3/19/2024 (n)		$1,046,000	1,056,585
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		343,000	308,700
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	550,000	492,475
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031		300,000	257,790
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		300,000	271,199
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	365,013
Deutsche Bank AG, 4.296% to 5/24/2023, FLR (Swap Rate - 5yr. + 2.248%) to 5/24/2028		$550,000	539,525
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	400,000	402,991
Deutsche Bank AG, 4.5% to 4/30/2027, FLR (EUR Swap Rate - 5yr. + 4.552%) to 4/30/2170		400,000	364,063
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		200,000	205,768
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	277,680
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042	EUR	300,000	265,848

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	570,000	$ 574,356
UBS AG, 5.125%, 5/15/2024		$981,000	997,389
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	275,000	348,650
			$ 7,454,057
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$840,000	$ 802,200
NCR Corp., 5.125%, 4/15/2029 (n)		405,000	385,763
			$ 1,187,963
Pharmaceuticals – 1.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,341,000	$ 1,344,943
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,355,000	999,543
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		415,000	291,851
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,185,000	1,091,681
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		540,000	502,362
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		715,000	646,181
			$ 4,876,561
Pollution Control – 0.5%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$ 247,322
GFL Environmental, Inc., 4%, 8/01/2028 (n)		635,000	558,800
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		220,000	199,650
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	252,852
Stericycle, Inc., 3.875%, 1/15/2029 (n)		472,000	416,233
			$ 1,674,857
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$570,000	$ 484,922
Taseko Mines Ltd., 7%, 2/15/2026 (n)		425,000	421,812
			$ 906,734
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	$ 718,025
Informa PLC, 3.125%, 7/05/2026	GBP	192,000	238,056
			$ 956,081
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$404,000	$ 351,404
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	516,000	504,568
			$ 855,972

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$ 276,390
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	164,253
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	333,433
			$ 774,076
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031		$333,000	$ 282,081
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	435,003
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, REIT, 5.875%, 10/01/2028 (n)		835,000	809,950
SEGRO Capital S.à r.l., 1.875%, 3/23/2030	EUR	480,000	482,205
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		$756,000	641,874
XHR LP, REIT, 4.875%, 6/01/2029 (n)		665,000	612,372
			$ 3,263,485
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$473,000	$ 446,742
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	252,000	236,972
Regency Centers Corp., 3.7%, 6/15/2030		$152,000	142,038
STORE Capital Corp., REIT, 2.75%, 11/18/2030		316,000	269,340
			$ 1,095,092
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$455,000	$ 393,629
Starbucks Corp., 3%, 2/14/2032		566,000	500,309
			$ 893,938
Retailers – 1.1%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$481,000	$ 432,962
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,450,000	1,392,000
Home Depot, Inc., 4.875%, 2/15/2044		248,000	260,428
Kohl's Corp., 3.375%, 5/01/2031		428,000	405,448
MercadoLibre, Inc., 3.125%, 1/14/2031		480,000	388,200
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		675,000	553,743
			$ 3,432,781
Specialty Chemicals – 0.3%
Akzo Nobel N.V., 2%, 3/28/2032	EUR	340,000	$ 342,251
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$657,000	629,787
			$ 972,038

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.8%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$459,000	$ 383,271
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		625,000	562,331
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		385,000	330,877
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	358,313
Penske Automotive Group Co., 3.75%, 6/15/2029		914,000	779,468
			$ 2,414,260
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$975,000	$ 913,258
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	471,744
Iceland Bondco PLC, 4.375%, 5/15/2028	GBP	570,000	564,824
			$ 1,949,826
Supranational – 0.3%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$ 294,397
West African Development Bank, 4.7%, 10/22/2031 (n)		$806,000	797,344
			$ 1,091,741
Telecommunications - Wireless – 2.7%
Altice France S.A., 6%, 2/15/2028 (n)		$585,000	$ 483,111
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		314,000	308,743
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		1,025,000	887,163
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		336,000	309,402
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	268,546
SBA Communications Corp., 3.875%, 2/15/2027		675,000	640,710
SBA Communications Corp., 3.125%, 2/01/2029		1,090,000	934,948
Sprint Capital Corp., 6.875%, 11/15/2028		800,000	878,072
Sprint Corp., 7.125%, 6/15/2024		245,000	257,863
Sprint Corp., 7.625%, 3/01/2026		1,585,000	1,721,595
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	901,818
T-Mobile USA, Inc., 2.625%, 4/15/2026		560,000	519,400
T-Mobile USA, Inc., 3.875%, 4/15/2030		664,000	628,435
			$ 8,739,806
Telephone Services – 0.2%
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	$ 546,421

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
British American Tobacco PLC, 3% to 12/27/2026, FLR (EUR Swap Rate - 5yr. + 3.372%) to 12/27/2031, FLR (EUR Swap Rate - 5yr. + 3.622%) to 12/27/2046, FLR (EUR Swap Rate - 5yr. + 4.372%) to 9/27/2170	EUR	315,000	$ 284,955
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$245,000	250,067
Vector Group Ltd., 5.75%, 2/01/2029 (n)		370,000	324,675
			$ 859,697
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$175,000	$ 212,719
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	500,000	452,863
			$ 665,582
U.S. Treasury Obligations – 4.2%
U.S. Treasury Bonds, 1.75%, 8/15/2041		$534,000	$ 423,028
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		14,670,000	12,900,431
			$ 13,323,459
Utilities - Electric Power – 4.8%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$ 1,107,398
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	74,799
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	527,782
Calpine Corp., 4.5%, 2/15/2028 (n)		$898,000	831,297
Calpine Corp., 5.125%, 3/15/2028 (n)		810,000	735,784
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		395,000	373,275
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,350,000	1,161,000
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	250,000	303,320
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$271,000	260,858
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	317,144
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		$500,000	528,750
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170	EUR	315,000	265,432
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	1,030,683
Evergy, Inc., 2.9%, 9/15/2029		418,000	383,201
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	163,350
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	892,255
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	530,145
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		313,000	310,712
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	105,128
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		1,085,000	1,027,745

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pacific Gas & Electric Co., 4.95%, 7/01/2050	$310,000	$ 258,486
ReNew Power Private Ltd., 5.875%, 3/05/2027	632,000	597,556
Southern California Edison Co., 3.65%, 2/01/2050	277,000	222,151
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	706,699	734,967
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	460,000	451,950
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,015,000	947,914
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	550,000	495,000
Virginia Electric & Power Co., 3.5%, 3/15/2027	279,000	276,087
Virginia Electric & Power Co., 2.875%, 7/15/2029	348,000	322,389
		$ 15,236,558
Total Bonds (Identified Cost, $436,345,580)		$ 392,002,815
Common Stocks – 0.8%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	7,339	$ 223,840
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (u)	127,848	$ 106,506
Energy - Independent – 0.1%
Frontera Energy Corp. (a)	20,290	$ 218,525
Oil Services – 0.0%
LTRI Holdings LP (a)(u)	520	$ 149,547
Special Products & Services – 0.6%
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,500	$ 1,857,900
Total Common Stocks (Identified Cost, $4,592,580)		$ 2,556,318

Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	768	$ 4,032
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	768	3,648
Total Contingent Value Rights (Identified Cost, $0)		$ 7,680

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u) (Identified Cost, $0)	GBP 1.14	3/16/21	7,000	$ 782

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.6%
Money Market Funds – 4.6%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $14,917,283)	14,917,283	$ 14,917,283

Other Assets, Less Liabilities – (27.8)%		(89,138,595)
Net Assets – 100.0%		$320,346,283

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $14,917,283 and $394,567,595, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $219,413,560, representing 68.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$387,000	$381,848
MF1 2020-FL3 Ltd., “AS”, FLR, 3.473% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	571,500	572,052
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21	666,812	546,050
Total Restricted Securities			$1,499,950
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

Portfolio of Investments (unaudited) – continued
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	4,374,966	USD	871,959	Morgan Stanley Capital Services, Inc.	5/03/2022	$12,954
EUR	1,126,909	USD	1,188,665	HSBC Bank	7/15/2022	4,553
EUR	1,100,000	USD	1,160,088	JPMorgan Chase Bank N.A.	7/15/2022	4,637
GBP	349,000	USD	435,032	JPMorgan Chase Bank N.A.	7/15/2022	3,930
USD	657,904	AUD	886,000	State Street Bank Corp.	7/15/2022	31,096
USD	889,383	BRL	4,374,966	Morgan Stanley Capital Services, Inc.	5/03/2022	4,470
USD	5,344	CHF	4,919	JPMorgan Chase Bank N.A.	7/15/2022	267
USD	3,817,022	CNH	24,446,000	Barclays Bank PLC	7/15/2022	153,073
USD	1,077,286	EUR	976,973	Deutsche Bank AG	7/15/2022	42,826

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	310,525	EUR	283,570	HSBC Bank	7/15/2022	$10,270
USD	53,232,069	EUR	47,862,322	JPMorgan Chase Bank N.A.	6/15/2022	2,640,304
USD	311,272	EUR	280,000	JPMorgan Chase Bank N.A.	7/15/2022	14,796
USD	139,969	EUR	127,136	Merrill Lynch International	7/15/2022	5,352
USD	1,064,767	EUR	957,738	UBS AG	7/15/2022	50,674
USD	327,582	GBP	249,867	HSBC Bank	7/15/2022	13,306
USD	12,278,065	GBP	9,376,226	JPMorgan Chase Bank N.A.	6/15/2022	487,521
USD	2,199,273	KRW	2,678,385,000	Merrill Lynch International	7/08/2022	66,049
USD	4,366,500	NZD	6,284,000	Goldman Sachs International	6/15/2022	309,897
USD	3,620,705	NZD	5,337,460	HSBC Bank	7/15/2022	176,497
USD	3,321,539	TWD	94,623,000	Citibank N.A.	5/17/2022	111,121
USD	2,469,952	ZAR	36,373,084	Citibank N.A.	7/15/2022	184,560
						$4,328,153
Liability Derivatives
AUD	3,171,490	USD	2,423,542	State Street Bank Corp.	7/15/2022	$(179,847)
BRL	4,374,966	USD	889,383	Goldman Sachs International	5/03/2022	(4,470)
CAD	5,522,480	USD	4,422,580	JPMorgan Chase Bank N.A.	6/15/2022	(124,178)
CLP	600,774,000	USD	725,748	Barclays Bank PLC	6/29/2022	(29,086)
CZK	26,026,000	USD	1,172,250	Morgan Stanley Capital Services, Inc.	7/15/2022	(65,599)
EUR	1,814,674	USD	1,982,386	HSBC Bank	7/15/2022	(60,934)
EUR	100,973	USD	110,312	JPMorgan Chase Bank N.A.	7/15/2022	(3,398)
EUR	453,938	USD	481,018	UBS AG	7/15/2022	(369)
GBP	8,964	USD	11,778	Brown Brothers Harriman	7/15/2022	(504)
GBP	300,272	USD	392,476	Deutsche Bank AG	7/15/2022	(14,803)
GBP	275,627	USD	361,278	HSBC Bank	7/15/2022	(14,603)
GBP	18,639	USD	24,471	JPMorgan Chase Bank N.A.	7/15/2022	(1,027)
GBP	4,804	USD	6,295	State Street Bank Corp.	7/15/2022	(252)
JPY	354	USD	3	JPMorgan Chase Bank N.A.	7/15/2022	(0)
NOK	62,878,000	USD	7,211,564	JPMorgan Chase Bank N.A.	6/15/2022	(506,912)
SGD	2,251,000	USD	1,651,148	JPMorgan Chase Bank N.A.	7/15/2022	(23,421)
USD	860,130	BRL	4,374,967	Goldman Sachs International	5/03/2022	(24,783)
USD	848,454	BRL	4,374,966	Morgan Stanley Capital Services, Inc.	8/02/2022	(12,402)
						$(1,066,588)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	83	$8,163,998	June – 2022	$532,737
Canadian Treasury Bond 5 yr	Short	CAD	212	19,093,450	June – 2022	597,177

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Euro-Bobl 5 yr	Short	EUR	76	$10,196,811	June – 2022	$430,384
Euro-Bund 10 yr	Short	EUR	4	648,119	June – 2022	50,756
Long Gilt 10 yr	Short	GBP	51	7,595,554	June – 2022	244,285
U.S. Treasury Note 10 yr	Short	USD	413	49,211,531	June – 2022	2,835,391
U.S. Treasury Note 2 yr	Short	USD	70	14,756,875	June – 2022	267,253
U.S. Treasury Note 5 yr	Short	USD	146	16,450,094	June – 2022	225,758
U.S. Treasury Ultra Bond	Short	USD	23	3,690,062	June – 2022	92,633
U.S. Treasury Ultra Note 10 yr	Short	USD	92	11,868,000	June – 2022	735,747
						$6,012,121
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	114	$16,038,375	June – 2022	$(1,503,999)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	468,000	Goldman Sachs International	5.00%/Quarterly	1	$(20,446)	$95,188	$74,742
12/20/28	EUR	500,000	Barclays Bank PLC	5.00%/Quarterly	2	(49,179)	104,087	54,908
						$(69,625)	$199,275	$129,650
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	550,000	Barclays Bank PLC	1.00%/Quarterly	3	$(20,363)	$5,804	$(14,559)
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore International AG, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cellnex Telecom S.A., 3.125%, 7/27/22, a BB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3)	Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler AG, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.

Portfolio of Investments (unaudited) – continued
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At April 30, 2022, the fund had liquid securities with an aggregate value of $2,052,473 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $440,938,160)	$394,567,595
Investments in affiliated issuers, at value (identified cost, $14,917,283)	14,917,283
Cash	570,353
Foreign currency, at value (identified cost, $296,757)	293,135
Deposits with brokers for
Futures contracts	3,614
Receivables for
Forward foreign currency exchange contracts	4,328,153
Net daily variation margin on open futures contracts	218,930
Investments sold	3,364,338
Interest	5,219,438
Uncleared swaps, at value (net of unamortized premiums paid, $199,275)	129,650
Other assets	40,686
Total assets	$423,653,175
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	179,339
Forward foreign currency exchange contracts	1,066,588
Investments purchased	1,682,033
Uncleared swaps, at value (net of unamortized premiums paid, $5,804)	14,559
Payable to affiliates
Investment adviser	17,462
Administrative services fee	520
Transfer agent and dividend disbursing costs	5,567
Payable for independent Trustees' compensation	4,875
Accrued interest expense	79,275
Deferred country tax expense payable	120,757
Accrued expenses and other liabilities	135,917
Total liabilities	$103,306,892
Net assets	$320,346,283

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$375,307,398
Total distributable earnings (loss)	(54,961,115)
Net assets	$320,346,283
Shares of beneficial interest outstanding	60,486,676
Net asset value per share (net assets of $320,346,283 / 60,486,676 shares of beneficial interest outstanding)	$5.30
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$9,333,630
Dividends	17,684
Dividends from affiliated issuers	9,206
Other	7,955
Foreign taxes withheld	(650)
Total investment income	$9,367,825
Expenses
Management fee	$1,128,669
Transfer agent and dividend disbursing costs	48,179
Administrative services fee	29,393
Independent Trustees' compensation	6,486
Stock exchange fee	28,751
Custodian fee	21,937
Shareholder communications	74,640
Audit and tax fees	43,283
Legal fees	6,641
Interest expense and fees	389,384
Miscellaneous	30,121
Total expenses	$1,807,484
Net investment income (loss)	$7,560,341

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,123,857)
Written options	21,007
Futures contracts	4,987,880
Swap agreements	22,221
Forward foreign currency exchange contracts	1,842,407
Foreign currency	57,037
Net realized gain (loss)	$1,806,695
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $22,805 decrease in deferred country tax)	$(50,606,435)
Futures contracts	2,328,877
Swap agreements	(89,988)
Forward foreign currency exchange contracts	3,465,827
Translation of assets and liabilities in foreign currencies	(8,119)
Net unrealized gain (loss)	$(44,909,838)
Net realized and unrealized gain (loss)	$(43,103,143)
Change in net assets from operations	$(35,542,802)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$7,560,341	$16,712,969
Net realized gain (loss)	1,806,695	15,976,416
Net unrealized gain (loss)	(44,909,838)	(6,542,348)
Change in net assets from operations	$(35,542,802)	$26,147,037
Distributions to shareholders	$(12,375,563)	$(18,349,942)
Tax return of capital distributions to shareholders	$—	$(12,050,739)
Distributions from other sources	$(1,940,160)	$—
Change in net assets from fund share transactions	$386,634	$1,436,638
Total change in net assets	$(49,471,891)	$(2,817,006)
Net assets
At beginning of period	369,818,174	372,635,180
At end of period	$320,346,283	$369,818,174
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/22 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$(35,542,802)
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(132,852,618)
Proceeds from disposition of investment securities	135,776,992
Purchase of short-term investments, net	(6,164,690)
Realized gain/loss on investments	5,123,857
Unrealized appreciation/depreciation on investments	50,629,240
Unrealized appreciation/depreciation on foreign currency contracts	(3,465,827)
Unrealized appreciation/depreciation on swaps	89,988
Net amortization/accretion of income	293,713
Decrease in interest receivable	211,054
Decrease in accrued expenses and other liabilities	(99,065)
Increase in receivable for net daily variation margin on open futures contracts	(21,607)
Increase in other assets	(31,039)
Increase in interest payable	19,213
Net cash provided by operating activities	$13,966,409
Cash flows from financing activities:
Distributions paid in cash	$(13,749,750)
Net increase in cash and restricted cash	$216,659
Cash and restricted cash:
Beginning of period	$650,443
End of period (including foreign currency of $293,135)	$867,102
Supplemental disclosure of cash flow information:
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $386,634.
Cash paid during the six months ended April 30, 2022 for interest was $370,171.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$6.12	$6.19	$6.37	$6.06	$6.67	$6.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.28	$0.29	$0.28	$0.25	$0.30(c)
Net realized and unrealized gain (loss)	(0.71)	0.15	(0.01)	0.50	(0.38)	0.15
Total from investment operations	$(0.58)	$0.43	$0.28	$0.78	$(0.13)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.30)	$(0.34)	$(0.29)	$(0.29)	$(0.31)
From tax return of capital	—	(0.20)	(0.15)	(0.21)	(0.22)	(0.23)
From other sources	(0.03)	—	—	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.50)	$(0.49)	$(0.50)	$(0.51)	$(0.54)
Net increase from repurchase of capital shares	$—	$—	$0.03	$0.03	$0.03	$0.03
Net asset value, end of period (x)	$5.30	$6.12	$6.19	$6.37	$6.06	$6.67
Market value, end of period	$4.98	$6.58	$5.67	$6.01	$5.24	$6.16
Total return at market value (%)	(21.07)(n)	25.80	2.77	25.05	(7.01)	12.50
Total return at net asset value (%) (j)(s)(x)	(9.69)(n)	7.18	5.86	14.60	(0.68)	8.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	1.04(a)	1.01	1.17	1.56	1.33	1.10(c)
Net investment income (loss)	4.34(a)	4.40	4.63	4.54	4.00	4.45(c)
Portfolio turnover	29(n)	70	78	65	47	50
Net assets at end of period (000 omitted)	$320,346	$369,818	$372,635	$407,859	$407,535	$471,461
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.81(a)	0.81	0.84	0.84	0.80	0.78(c)
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,203	$4,698	$4,726	$5,079	$5,075	$5,715

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,857,900	$—	$149,547	$2,007,447
Luxembourg	—	223,840	—	223,840
Canada	218,525	—	—	218,525
Mexico	—	—	106,506	106,506
United Kingdom	—	—	782	782
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	13,323,459	—	13,323,459
Non - U.S. Sovereign Debt	—	68,521,739	—	68,521,739
Municipal Bonds	—	1,657,412	—	1,657,412
U.S. Corporate Bonds	—	202,061,084	—	202,061,084
Commercial Mortgage-Backed Securities	—	5,980,658	—	5,980,658
Asset-Backed Securities (including CDOs)	—	8,831,790	—	8,831,790
Foreign Bonds	—	91,634,353	—	91,634,353
Mutual Funds	14,917,283	—	—	14,917,283
Total	$16,993,708	$392,234,335	$256,835	$409,484,878
Other Financial Instruments
Futures Contracts – Assets	$6,012,121	$—	$—	$6,012,121
Futures Contracts – Liabilities	(1,503,999)	—	—	(1,503,999)
Forward Foreign Currency Exchange Contracts – Assets	—	4,328,153	—	4,328,153
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,066,588)	—	(1,066,588)
Swap Agreements – Assets	—	129,650	—	129,650
Swap Agreements – Liabilities	—	(14,559)	—	(14,559)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$256,727
Change in unrealized appreciation or depreciation	108
Balance as of 4/30/22	$256,835
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2022 is $108. At April 30, 2022, the fund held three level 3 securities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) - continued
foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$6,012,121	$(1,503,999)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	4,328,153	(1,066,588)
Credit	Uncleared Swap Agreements	129,650	(14,559)
Total		$10,469,924	$(2,585,146)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$4,987,880	$—	$—	$—	$—
Foreign Exchange	—	—	1,842,407	—	—
Credit	—	22,221	—	(20,238)	21,007
Total	$4,987,880	$22,221	$1,842,407	$(20,238)	$21,007
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$2,328,877	$—	$—
Foreign Exchange	—	—	3,465,827
Credit	—	(89,988)	—
Total	$2,328,877	$(89,988)	$3,465,827
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party

Notes to Financial Statements (unaudited) - continued
to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the

Notes to Financial Statements (unaudited) - continued
Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) - continued
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of

Notes to Financial Statements (unaudited) - continued
collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of April 30, 2022 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of April 30, 2022, the swap agreement's credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of EUR 1,518,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this

Notes to Financial Statements (unaudited) - continued
financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/22
Cash	$863,488
Restricted cash	—
Restricted cash included in deposits with brokers	3,614
Total cash and restricted cash in the Statement of Cash Flows	$867,102
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) - continued
For the six months ended April 30, 2022, the amount of distributions estimated to be a tax return of capital was approximately $1,940,160 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$18,349,942
Tax return of capital (b)	12,050,739
Total distributions	$30,400,681

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$457,269,163
Gross appreciation	2,673,101
Gross depreciation	(50,457,386)
Net unrealized appreciation (depreciation)	$ (47,784,285)
As of 10/31/21
Capital loss carryforwards	(5,158,640)
Other temporary differences	(137,774)
Net unrealized appreciation (depreciation)	193,824
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(5,158,640)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) - continued
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2022, these fees paid to MFSC amounted to $16,700.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,399 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2022. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $3,588 at April 30, 2022, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $207,803 and $319,326, respectively. The sales transactions resulted in net realized gains (losses) of $155.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$13,942,436	$2,791,575
Non-U.S. Government securities	111,147,552	129,492,643
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
During the six months ended April 30, 2022 and the year ended October 31, 2021, the fund did not repurchase any shares. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	63,638	$386,634	229,540	$1,436,638
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2022, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2022. The Trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2023. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $383,370 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund did not incur a commitment fee during the period. For the six months ended April 30, 2022, the average loan balance was $100,000,000 at a weighted average annual interest rate of 0.77%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,752,593	$124,856,507	$118,691,817	$—	$—	$14,917,283

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,206	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2022, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2021 and the financial highlights for each of the five years in the period then ended; and in our report dated December 15, 2021, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2022

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 505005
Louisville, KY 40233-5005
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant’s shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Multimarket Income Trust is included as part of the report to shareholders under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/21-11/30/21	0	N/A	0	6,039,157
12/01/21-12/31/21	0	N/A	0	6,039,157
1/01/22-1/31/22	0	N/A	0	6,039,157
2/01/22-2/28/22	0	N/A	0	6,039,157
3/01/22-3/31/22	0	N/A	0	6,039,157
4/01/22-4/30/22	0	N/A	0	6,039,157

Total	0	N/A	0

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2021 plan year is 6,039,157.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

(c)	Registrant’s Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.